Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Related Party Transactions Abstract [Line Items]
Trade accounts and notes receivable - net	$ 905	$ 568
Revenue	13	0	0
Product costs	186	147	171
Operating and maintenance expenses	413	339	275
Accounts payable - trade	137	104
Proceeds	11	12	15
Contribution receivable	3
Employee direct costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	331	270	308
Employee allocated costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	171	169	190
Reorganization-related allocated costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	2	26
Equity method investees [Member]
Summary of Related Party Transactions Abstract [Line Items]
Accounts payable - trade	13	13
Service costs	75	67	75
Common management [Member]
Summary of Related Party Transactions Abstract [Line Items]
Revenue	115	131
Product costs		13
Common management [Member] | Silverthorne Energy Partners LP [Member]
Summary of Related Party Transactions Abstract [Line Items]
Revenue		61
Reimbursable maintenance costs for certain government projects [Member]
Summary of Related Party Transactions Abstract [Line Items]
Maximum potential obligation	$ 50